Others - Capital management, schedule of gearing ratios (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Others [Abstract]
Total liabilities	$ 37,681	$ 38,875
Total equity	$ 156,939	$ 153,095	$ 150,626	$ 147,015
Gearing ratio	0.24	0.25